UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06350
Active Assets California Tax-Free Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices) (Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: June 30, 2009
Date of reporting period: December 31, 2008

Item 1 — Report to Shareholders

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Active Assets California Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended December 31, 2008

Market Conditions

Unprecedented capital markets volatility roiled the municipal bond and money markets for much of the six-month reporting period. In response to mounting liquidity and credit problems, the government undertook a series of measures through the Federal Reserve and the Treasury. These measures incorporated a range of traditional and innovative steps taken to restore the orderly functioning of credit markets, including a reduction of the federal funds target rate to a range of 0.0 percent to 0.25 percent in mid-December. As of the end of the period, however, these efforts had met with limited success.

Against the backdrop of a slowing economy, municipal budgetary pressures began to become a more prominent concern, with governments seeking tax hikes and tightening belts in the face of significant taxpayer resistance. The state of California faces the prospect of a substantial budget deficit for the 2009 fiscal year, due to declining sales and income tax revenue, with an even larger deficit forecast for fiscal-year 2010. The projected loss in revenue coincides with depressed economic activity in financial services, construction, retail trade, a 44 percent plunge in single-family and multifamily construction permits in 2008, and a 40 percent drop in median single-family home prices in August 2008.

The pace of new issuance in the overall municipal market slowed, particularly after the credit meltdown in September, with new-issue volume falling nearly 26 percent in December and nine percent for the year. The slope of the municipal yield curve steepened during the fourth quarter with yields on short maturities hovering near historic lows and yields on 30-year high-grade issues reaching record high levels. The shift in yields was due in part to the ongoing flight to quality that pulled Treasury yields and short-term municipal bond yields sharply lower. In the tax-free money market, variable-rate yields fluctuated widely in the final months of the period.

While the broader market remained volatile and investor confidence remained low at the end of the reporting period, in our judgment, the short-term municipal market appeared to be headed in a more positive direction.

Performance Analysis

As of December 31, 2008, Active Assets California Tax-Free Trust had net assets of approximately $2.7 billion and an average portfolio maturity of 17 days. For the six-month period ended December 31, 2008, the Fund provided a total return of 0.65 percent. For the seven-day period ended December 31, 2008, the Fund provided an effective annualized yield of 0.31 percent and a current yield of 0.31 percent, while its 30-day moving average yield for December was 0.23 percent. Yield quotations more closely reflect the current earnings of the Fund. Past performance is no guarantee of future results.

Protecting the safety and liquidity of the portfolio’s assets remained our first priority. In the recent turbulent markets, our emphasis has been on managing exposure to institutions under stress. To that end, we remained focused on tax-exempt securities, including Variable Rate Demand Obligations (VRDOs), where our credit and risk teams have confidence in the quality of the issuer, the structure of the program, and the financial strength of the supporting institutions.

We also identified and eliminated any securities insured by the troubled monoline insurers that do not have the benefit of additional guarantees or protection, such as the presence of an irrevocable Letter of Credit.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

PORTFOLIO COMPOSITION as of 12/31/08
Variable Rate Municipal Obligations	83.4%
Investment Company	7.0
Municipal Notes & Bonds	6.2
Tax-Exempt Commercial Paper	3.4

MATURITY SCHEDULE as of 12/31/08
1 - 30 Days	92.2%
31 - 60 Days	0.7
61 - 90 Days	—
91 - 120 Days	—
121 + Days	7.1

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Portfolio composition and maturity schedule are as a percentage of total investments. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal and California personal income taxes. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund’s share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/08 – 12/31/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period @
			07/01/08 –
	07/01/08	12/31/08	12/31/08
Actual (0.65% return)	$1,000.00	$1,006.50	$2.58
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.63	$2.60

@	Expenses are equal to the Fund’s annualized expense ratio of 0.51% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratio would have been 0.52%.

Active Assets California Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	California Tax-Exempt Short-Term Variable Rate Municipal Obligations (83.4%)
	ABAG Finance Authority for Nonprofit Corporations,
$8,140	Elder Care Alliance of San Francisco Ser 2006 A	0.90%	01/08/09	$8,140,000
12,750	Eskaton Village-Placerville Ser 2007	1.25	01/08/09	12,750,000
12,235	Eskaton Village-Roseville Ser 2006	1.30	01/08/09	12,235,000
2,745	Alameda County Joint Powers Authority, Juvenile Justice Ser 2008 A PUTTERs Ser 2927Z (FSA Insd)	1.80	01/08/09	2,745,000
10,000	Antelope Valley-East Kern Water Agency, Ser 2008 A-2 (COPs)	0.70	01/08/09	10,000,000
	Austin Trust,
7,400	California Public Works Board Ser 2008 A Custody Receipts Ser 2008-1065	1.15	01/08/09	7,400,000
22,695	Irvine Unified School District No 07-1, Ser 2007 A Custody Receipts Ser 2007-314	1.09	01/08/09	22,695,000
10,000	Irvine Unified School District No 07-1, Ser 2007 B Custody Receipts Ser 2007-315	1.03	01/08/09	10,000,000
13,000	Los Angeles Unified School District, Election 2005 Ser E Custody Receipts Ser 2008-1049 (FSA Insd)	1.65	01/08/09	13,000,000
6,410	Los Angeles Unified School District, Ser 2007 A-1 Custody Receipts Ser 2008-1069 (FSA Insd)	1.65	01/08/09	6,410,000
6,525	Metropolitan Water District of Southern California Ser 2007 A Custody Receipts Ser 2008-1062	1.15	01/08/09	6,525,000
5,075	Sacramento Municipal Utility District Electric Ser 2008-U Custody Receipts Ser 2008-1134	1.65	01/08/09	5,075,000
3,865	San Bernardino Community College District Election 2002 Ser C Ser 2008-1072 (FSA Insd)	1.65	01/08/09	3,865,000
12,330	Santa Clara County Financing Authority Lease Ser L Custody Receipts Ser 2008-3011X & 2008-3012X	1.15	01/08/09	12,330,000
	Bay Area Toll Authority,
2,600	San Francisco Bay Area Toll Bridge Ser B-1	0.78	01/08/09	2,600,000
19,800	San Francisco Bay Area Toll Bridge Ser D-1	0.65	01/08/09	19,800,000
19,630	San Francisco Bay Area Toll Bridge Ser G-1	0.45	01/08/09	19,630,000
86,000	San Francisco Bay Area Toll Bridge 2001 Ser B, C, 2006 Ser C, 2007 Ser A2 & Ser D2	0.75	01/08/09	86,000,000
10,000	San Francisco Bay Area Toll Bridge 2007 Ser A1	0.80	01/08/09	10,000,000
9,000	San Francisco Bay Area Toll Bridge 2007 Ser B2	0.78	01/08/09	9,000,000
	California,
61,105	Ser 2003 A-3, Ser 2004 B-2 & B-3	0.85	01/02/09	61,105,000
52,100	Ser 2003 B-2	0.30	01/08/09	52,100,000
54,440	Ser 2004 B-1 & Ser 2005 B Subser B-7	0.98	01/02/09	54,440,000
2,000	Ser 2004 B-4	0.60	01/02/09	2,000,000
8,095	Ser 2004 B-5	0.80	01/08/09	8,095,000
40,000	Ser 2005 B Subser B-2	0.30	01/08/09	40,000,000
1,660	Ser 2005 Eagle #20060062 Class A (BHAC Insd)	1.33	01/08/09	1,660,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
$17,000	Ser 2007 ROCs II-R Ser 11402 (AGC Insd)	1.54%	01/08/09	$17,000,000
	California Department of Water Resources,
35,300	Power Supply Ser 2002 B Subser B-2	0.35	01/02/09	35,300,000
8,000	Power Supply Ser 2002 B Subser B-3 & Ser 2005 F Subser F-4	0.75	01/02/09	8,000,000
11,700	Power Supply Ser 2002 B Subser B-5	0.85	01/02/09	11,700,000
31,755	Power Supply Ser 2002 B Subser C-10	0.75	01/08/09	31,755,000
10,000	Power Supply Ser 2002 C Subser C-16	0.67	01/08/09	10,000,000
6,000	Power Supply Ser 2002 C Subser C-18	0.70	01/08/09	6,000,000
	California Educational Facilities Authority,
72,500	California Institute of Technology Ser 1994 & 2006 Ser A	0.60	01/08/09	72,500,000
5,465	California Lutheran University Ser 2004 A	0.85	01/08/09	5,465,000
1,800	Stanford University Ser S-4	0.75	01/02/09	1,800,000
	California Health Facilities Financing Authority,
2,400	Adventist Health System/West 1991 Ser B	1.60	01/08/09	2,400,000
10,925	Catholic Healthcare West Ser 2008 B	0.47	01/08/09	10,925,000
52,240	Kaiser Permanente Ser 2006 C	0.35	01/08/09	52,240,000
8,450	Lucile Salter Packard Children’s Hospital at Stanford Ser 2008 A	0.60	01/08/09	8,450,000
8,350	Scripps Health Ser 2008 C	0.45	01/08/09	8,350,000
3,885	Scripps Health Ser 2008 F	0.42	01/08/09	3,885,000
41,500	Stanford Hospital Ser 2008 B-2	0.50	01/08/09	41,500,000
	California Infrastructure & Economic Development Bank,
5,750	Le Lycee Francais de Los Angeles Ser 2006	1.20	01/08/09	5,750,000
5,000	Rand Corporation 2008 Ser B	0.85	01/02/09	5,000,000
15,940	SRI International Ser 2003 A	0.70	01/08/09	15,940,000
8,875	California Municipal Finance Authority, Chevron USA Inc Ser 2005	0.75	01/02/09	8,875,000
10,465	California Pollution Control Financing Authority, Exxon Mobil Inc Ser 2000	0.71	01/02/09	10,465,000
8,915	California Public Works Board, University of California Regents Ser 2007 A PUTTERs Ser 2826 (FSA Insd)	1.80	01/08/09	8,915,000
	California Statewide Communities Development Authority,
20,700	American Baptist Homes of the West Ser 2006	0.80	01/08/09	20,700,000
5,490	Chabad of California Ser 2004	0.89	01/08/09	5,490,000
17,000	Front Porch Communities & Services Ser 2007 B	0.81	01/08/09	17,000,000
16,700	John Muir Health Ser 2008 A	0.75	01/02/09	16,700,000
32,300	Kaiser Permanente Ser 2003 B, Ser 2004 J & L	0.35	01/08/09	32,300,000
24,500	Kaiser Permanente Ser 2008 C	1.95	05/28/09	24,500,000
5,900	North Peninsula Jewish Campus Ser 2004	0.85	01/02/09	5,900,000
1,885	The Master’s College Ser 2002	1.00	01/08/09	1,885,000
10,900	University of San Diego Ser 2005	0.61	01/08/09	10,900,000
2,375	University Retirement Community at Davis Ser 2008	0.75	01/02/09	2,375,000
8,825	Calleguas-Las Virgenes Public Financing Authority, Municipal Water District Ser 2008 A	0.70	01/08/09	8,825,000
21,000	Desert Community College District, Ser 2007 C Eagle #20080028 Class A (FSA Insd)	1.31	01/08/09	21,000,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
	East Bay Municipal Utility District,
$10,000	Wastewater Sub Refg Ser 2008 A	0.70%	01/08/09	$10,000,000
30,000	Water System Sub Ser 2007 A Eagle #20080018 Class A (FSA Insd)	1.59	01/08/09	30,000,000
90,860	Water System Sub Refg Ser 2008 B-1, B-2 & C-1	0.40	01/08/09	90,860,000
17,395	Water System Sub Refg Ser 2008 C-2 & C-3	0.55	01/08/09	17,395,000
11,935	Water System Sub Refg Ser 2008 C-4	0.30	01/08/09	11,935,000
	Eastern Municipal Water District,
19,100	Water & Sewer Ser 2008 A & B (COPs)	0.90	01/08/09	19,100,000
7,430	Water & Sewer Ser 2008 D (COPs)	0.42	01/08/09	7,430,000
3,600	Water & Sewer Ser 2008 F (COPs)	0.47	01/08/09	3,600,000
17,700	Hillsborough, Water & Sewer System, Ser 2003 A & Ser 2006 A (COPs)	0.75	01/08/09	17,700,000
	Irvine Assessment District
4,927	No 00-18, Improvement Bond Act 1915	0.85	01/02/09	4,927,000
5,009	No 04-20, Improvement Bond Act 1915 Ser 2005 A	0.85	01/02/09	5,009,000
2,150	No 07-22, Improvement Bond Act 1915 Ser 2007 A	0.85	01/02/09	2,150,000
16,345	No 93-14, Improvement Bond Act 1915	0.85	01/02/09	16,345,000
8,900	No 94-13, Improvement Bond Act 1915	0.85	01/02/09	8,900,000
5,893	No 94-15, Improvement Bond Act 1915	0.85	01/02/09	5,893,000
11,995	No 97-16, Improvement Bond Act 1915	0.85	01/02/09	11,995,000
7,460	Irvine Public Facilities & Infrastructure Authority, Capital Improvement Ser 1985 (COPs)	0.75	01/08/09	7,460,000
	Irvine Ranch Water District,
3,600	Capital Improvement Ser 1986 (COPs)	0.96	01/02/09	3,600,000
3,200	Cons Ser 1993	0.95	01/02/09	3,200,000
3,000	Cons Ser 2008 B	0.90	01/08/09	3,000,000
17,500	Ser 2008 (COPs)	0.55	01/02/09	17,500,000
	Los Angeles,
10,000	Single Family Mortgage 2004 Ser A (AMT)	0.70	01/08/09	10,000,000
12,600	Wastewater System Sub Ser 2008 A	0.75	01/08/09	12,600,000
9,995	Los Angeles Community Redevelopment Agency, Bunker Hill Ser 2004 A PUTTERs Ser 2910Z (FSA Insd)	3.42	01/08/09	9,995,000
12,550	Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B	0.95	01/08/09	12,550,000
27,700	Los Angeles County Metropolitan Transportation Authority, Prop A First Tier Senior Sales Tax Ser 2008-A1	0.70	01/08/09	27,700,000
	Los Angeles Department of Water & Power,
11,400	Power System 2001 Ser B Subser B-1 & 2002 Ser A-5	0.70	01/08/09	11,400,000
11,700	Water System 2001 Ser B Subser B-1	0.75	01/08/09	11,700,000
5,950	Water System 2001 Ser B Subser B-2	0.90	01/02/09	5,950,000
22,700	Water System Ser 2006 A-2 ROCs II-R Ser 12098 (FSA Insd)	1.59	01/08/09	22,700,000
7,175	Los Rios Community College District, Election 2002 Ser C PUTTERs Ser 2972 (FSA Insd)	1.80	01/08/09	7,175,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
$22,685	MACON Trust, Tustin Unified School District Community Facilities District No 07-1 Ser 2007 Variable Ser 2007-336	1.40%	01/08/09	$22,685,000
	Metropolitan Water District of Southern California,
10,400	Water 1999 Ser B	0.70	01/08/09	10,400,000
39,600	Water 1999 Ser C	0.65	01/08/09	39,600,000
31,000	Water 2000 Ser B-1 & B-3	0.85	01/02/09	31,000,000
8,110	Water 2000 Ser B-2	0.55	01/08/09	8,110,000
9,400	Water 2000 Ser B-4	0.41	01/08/09	9,400,000
37,205	Water 2001 Ser C-1 & 2005 Ser B-2	0.35	01/02/09	37,205,000
4,900	Water 2002 Ser A	0.80	01/08/09	4,900,000
96,670	Water 2005 Ser B-1, 2006 Ser A-1 & 2008 Ser A-2	0.85	01/08/09	96,670,000
8,300	Mountain View, Villa Mariposa Multifamily 1985 Ser A	1.05	01/08/09	8,300,000
	Newport Beach
21,000	Hoag Memorial Hospital Presbyterian Ser 2008 C	0.35	01/08/09	21,000,000
11,100	Hoag Memorial Hospital Presbyterian Ser 2008 F	0.45	01/08/09	11,100,000
1,480	Oakland Joint Powers Financing Authority, Fruitvale Transit Village Ser 2001 A	0.48	01/08/09	1,480,000
52,880	Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2	0.40	01/08/09	52,880,000
17,200	Orange County Water District, Ser 2008 A (COPs)	0.55	01/08/09	17,200,000
37,145	Pasadena, Ser 2008 (COPs)	1.00	01/08/09	37,145,000
3,340	Pasadena Public Financing Authority, Rose Bowl Ser 2006	0.25	01/08/09	3,340,000
1,740	Peralta Community College District, Election 2006 Ser B PUTTERs Ser 2682 (FSA Insd)	1.80	01/08/09	1,740,000
9,500	Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A	1.00	01/08/09	9,500,000
3,500	Rancho Water District Financing Authority, Ser 2008 B	0.65	01/08/09	3,500,000
4,250	Riverside County, 1985 Ser B & C (COPs)	0.60	01/08/09	4,250,000
10,895	Riverside County Asset Leasing Corporation, Southwest Justice Center Ser 2008 A	0.47	01/08/09	10,895,000
5,845	Sacramento County, Administration Center & Courthouse Ser 1990 (COPs)	0.90	01/08/09	5,845,000
	Sacramento County Sanitation Districts Financing Authority,
18,450	Ser 2007 B Municipal Securities Trust Receipts Ser 2008 SGC-47 & SGC-48 Class A	1.22	01/08/09	18,450,000
3,425	Sub Lien Ser 2000 C	0.55	01/08/09	3,425,000
13,195	Sub Lien Ser 2008 A & D	0.85	01/02/09	13,195,000
5,500	Sub Lien Ser 2008 E	0.60	01/08/09	5,500,000
8,195	San Bernardino County Flood Control District, Judgement Ser 2008	0.85	01/08/09	8,195,000
10,000	San Bernardino County Housing Authority, Multifamily Raintree Apartments Ser 2005 A	0.89	01/08/09	10,000,000
	San Diego County Regional Transportation Commission,
26,500	Sales Tax 2008 Ser A	0.90	01/08/09	26,500,000
36,500	Sales Tax 2008 Ser B	0.60	01/08/09	36,500,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE(a)	DATE(b)	VALUE
$9,800	San Diego Redevelopment Agency, Centre City Tax Allocation Ser 2001 PUTTERs Ser 2985 (FSA Insd)	3.42%	01/08/09	$9,800,000
	San Francisco City & County Finance Corporation,
1,000	Moscone Center Ser 2008-1	0.85	01/08/09	1,000,000
5,000	Moscone Center Ser 2008-2	1.00	01/08/09	5,000,000
	San Francisco City & County Redevelopment Agency,
21,000	Bayside Village Multifamily Ser 1985 A	0.49	01/08/09	21,000,000
13,400	Multifamily Mercy Terrace Ser 2005 A	0.95	01/08/09	13,400,000
12,005	San Jose Financing Authority, Lease Ser 2002 ROCs II-R Ser 11566 (BHAC Insd)	1.33	01/08/09	12,005,000
2,690	San Jose Redevelopment Agency, Merged Area 1996 Ser B	0.40	01/08/09	2,690,000
17,335	San Mateo County Transit District, Ser 2005 A Eagle #20060079 Class A (BHAC Insd)	1.32	01/08/09	17,335,000
5,450	Santa Clara County-El Camino Hospital District Hospital Facilities Authority,
	Valley Medical Center 1985 Ser A & B	0.60	01/08/09	5,450,000
10,500	Santa Clara, Multifamily The Grove Garden Apartments Ser 1997 A	0.95	01/08/09	10,500,000
12,675	Santa Clara Valley Transportation Authority, Sales Tax Ser 2008 C	0.75	01/08/09	12,675,000
5,860	Sequoia Union High School District, Ser 2005 B PUTTERs Ser 2905Z (FSA Insd)	1.80	01/08/09	5,860,000
4,100	Southern California Public Power Authority, Mead-Adelanto Ser 2008 A	0.75	01/02/09	4,100,000
905	Sweetwater Union High School District, Election 2006 Ser 2008 A PUTTERs Ser 2684 (FSA Insd)	3.42	01/08/09	905,000
8,000	Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992	1.30	01/08/09	8,000,000
6,540	Turlock Irrigation District, Ser 1988 A	0.40	01/08/09	6,540,000
19,400	University of California Regents, Ser 2007 D ROCS RR II R-12000 (FSA Insd)	1.60	01/08/09	19,400,000
14,925	West Hills Community College District, Ser 2008 (COPs)	0.90	01/08/09	14,925,000
6,000	Whittier, Whittier College Ser 2008	0.60	01/08/09	6,000,000

	Total California Tax-Exempt Short-Term Variable Rate Municipal Obligations (Cost $2,225,654,000)			2,225,654,000

See Notes to Financial Statements

Active Assets California Tax-Free Trust
Portfolio of Investments - December 31, 2008 (unaudited) continued

				YIELD TO
PRINCIPAL				MATURITY
AMOUNT IN		COUPON	MATURITY	ON DATE OF
THOUSANDS		RATE	DATE	PURCHASE	VALUE
	California Tax-Exempt Commercial Paper (3.4%)
30,000	Los Angeles Department of Water & Power, Power System	0.60%	01/08/09	0.60%	$30,000,000
20,000	San Diego County Water Authority, Ser 1	1.50	02/10/09	1.50	20,000,000
41,000	San Joaquin County Transportation Authority, Sales Tax Ser 1997	0.55	01/06/09	0.55	41,000,000

	Total California Tax-Exempt Commercial Paper (Cost $91,000,000)				91,000,000

	California Tax-Exempt Short-Term Municipal Notes and Bonds (6.2%)
40,000	California School Cash Reserve Program Authority, 2008-2009 Ser A (COPs) TRANs, dtd 07/01/08	3.00	07/06/09	1.65	40,271,660
56,000	Fresno County, Ser 2008 TRANs, dtd 07/01/08	3.00	06/30/09	1.63	56,372,185
7,500	Imperial Community College District, Ser 2008-09 TRANs	3.00	06/30/09	1.62	7,550,502
60,000	Los Angeles County, 2008-2009 Ser A TRANs, dtd 07/01/08	3.00	06/30/09	1.58	60,413,604

	Total California Tax-Exempt Short-Term Municipal Notes and Bonds (Cost $164,607,951)				164,607,951

NUMBER OF
SHARES (000)

	Investment Company (c) (7.0%)
185,750	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (Cost $185,750,000)		185,750,000

	Total Investments (Cost $2,667,011,951) (d)	100.0%	2,667,011,951
	Other Assets in Excess of Liabilities	0.0	862,893

	Net Assets	100.0%	$2,667,874,844

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
PUTTERs	Puttable Tax-Exempt Receipts.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at December 31, 2008.
(b)	Date on which the principal amount can be recovered through demand.
(c)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class.
(d)	Cost is the same for federal income tax purposes.

Bond Insurance:
AGC	Assured Guaranty Corporation.
BHAC	Berkshire Hathaway Assurance Corporation.
FSA	Financial Security Assurance Inc.

See Notes to Financial Statements

Active Assets California Tax-Free Trust
Financial Statements

Statement of Assets and Liabilities
December 31, 2008 (unaudited)

Assets:
Investments in securities, at value (cost $2,481,261,951)	$2,481,261,951
Investment in affiliate, at value (cost $185,750,000)	185,750,000
Cash	14,806
Receivable for:
Interest receivable	5,838,092
Dividends from affiliate	163,858
Prepaid expenses and other assets	494,193

Total Assets	2,673,522,900

Liabilities:
Payable for:
Investments purchased	4,415,000
Investment advisory fee	684,950
Distribution fee	240,940
Administration fee	120,470
Transfer agent fee	43,925
Shares of beneficial interest redeemed	14,986
Accrued expenses and other payables	127,785

Total Liabilities	5,648,056

Net Assets	$2,667,874,844

Composition of Net Assets:
Paid-in-capital	$2,667,849,702
Accumulated undistributed net investment income	25,914
Distributions in excess of net realized gain	(772)

Net Assets	$2,667,874,844

Net Asset Value Per Share
2,667,786,963 shares outstanding (unlimited shares authorized of $.01 par value)	$1.00

See Notes to Financial Statements

Active Assets California Tax-Free Trust
Financial Statements continued

Statement of Operations
For the six months ended December 31, 2008 (unaudited)

Net Investment Income:
Income
Interest	$25,626,407
Dividends from affiliate	1,448,864

Total Income	27,075,271

Expenses
Investment advisory fee	4,635,324
Distribution fee	1,509,380
Administration fee	754,690
Mutual fund insurance (Note 10)	355,175
Transfer agent fees and expenses	245,702
Registration fees	77,618
Custodian fees	68,715
Professional fees	52,600
Shareholder reports and notices	34,271
Trustees’ fees and expenses	23,845
Other	96,082

Total Expenses	7,853,402
Less: expense offset	(1,956)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(152,116)

Net Expenses	7,699,330

Net Investment Income	$19,375,941

See Notes to Financial Statements

Active Assets California Tax-Free Trust
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2008	JUNE 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$19,375,941	$58,737,746
Net realized gain	—	130,604

Net Increase	19,375,941	58,868,350

Dividends and Distributions to Shareholders from:
Net investment income	(19,511,060)	(58,600,215)
Net realized gain	—	(131,183)

Total Dividends and Distributions	(19,511,060)	(58,731,398)

Net increase (decrease) from transactions in shares of beneficial interest	(641,709,890)	1,524,086,353

Net Increase (decrease)	(641,845,009)	1,524,223,305
Net Assets:
Beginning of period	3,309,719,853	1,785,496,548

End of Period (Including accumulated undistributed net investment income of $25,914 and $161,033 respectively)	$2,667,874,844	$3,309,719,853

See Notes to Financial Statements

Active Assets California Tax-Free Trust
Notes to Financial Statements - December 31, 2008 (unaudited)

1. Organization and Accounting Policies
Active Assets California Tax-Free Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to provide a high level of daily income which is exempt from federal and California personal income tax as is consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Act. Investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended June 30, 2008, remains subject to examination by taxing authorities.

D. Dividends and Distributions to Shareholders — The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Active Assets California Tax-Free Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.20% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund’s shares and in accordance with a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund’s average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2008, the distribution fee was accrued at the annual rate of 0.10%.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds -Government Portfolio -

Active Assets California Tax-Free Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

Institutional Class. For the six months ended December 31, 2008, advisory fees paid were reduced by $152,116 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $1,448,864 for the six months ended December 31, 2008. For the six months ended December 31, 2008, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class aggregated $1,204,000,000 and $1,073,250,000, respectively.

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2008, aggregated $3,761,976,764 and $4,556,011,000, respectively.

During the month of September 2008, in order to provide liquidity to meet shareholder redemptions, an affiliate of the Adviser purchased certain securities from the Fund at amortized cost plus accrued interest with a face value of $151,900,000. While these securities remained eligible to be held by the Fund, in order to provide the Fund with needed liquidity, the Adviser sought and received “no action” relief from the SEC staff. There were no reliable market quotes by which gains/losses could be estimated for the Fund’s affiliated sales. The net result of these transactions, including the purchase of the securities at amortized cost by the Adviser, had no impact to the Fund’s net asset value per share or net investment income.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2008, included in Trustees’ fees and expenses in the Statement of Operations amounted to $2,547. At December 31, 2008, the Fund had an accrued pension liability of $55,257 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Active Assets California Tax-Free Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	DECEMBER 31, 2008	JUNE 30, 2008
	(unaudited)
Shares sold	5,784,071,717	12,777,247,788
Shares issued in reinvestment of dividends	19,505,002	58,593,167

	5,803,576,719	12,835,840,955
Shares redeemed	(6,445,286,609)	(11,311,754,602)

Net increase (decrease) in shares outstanding	(641,709,890)	1,524,086,353

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.
7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.
8. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure

Active Assets California Tax-Free Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2008 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$2,667,011,951	$185,750,000	$2,481,261,951	—

9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not been determined.
10. Guarantee Program for Money Market Funds
On September 29, 2008, the Trustees approved the participation by the Fund in the U.S. Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). Under this Program, the U.S. Treasury will guarantee to investors that they will receive $1.00 for each money market fund share held as of close of business on September 19, 2008. Eligible funds must be regulated under Rule 2a-7 of the Act,

Active Assets California Tax-Free Trust
Notes to Financial Statements - December 31, 2008 (unaudited) continued

must maintain a stable share price of $1.00 and must be publicly offered and registered with the Securities and Exchange Commission (“SEC”). To participate in the Program, eligible funds must pay a fee. While the Program protects the accounts of investors, each money market fund makes the decision to sign up for the Program. Investors cannot sign up for the Program individually. The Program was in effect for an initial three month term, expiring December 18, 2008. On November 24, 2008, the U.S. Treasury announced an extension of the Program through April 30, 2009. All money market funds that currently participate in the Program and meet the extension requirements are eligible to continue to participate for an additional fee. The Fund has applied to participate in the extension. The Program will continue to provide coverage to shareholders up to amounts that they held in participating money market funds as of the close of business on September 19, 2008. The Secretary of the Treasury has the option to extend the Program up to the close of business on September 18, 2009.

Active Assets California Tax-Free Trust
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED		FOR THE YEAR ENDED JUNE 30,
	DECEMBER 31, 2008		2008		2007	2006	2005	2004
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Net income from investment operations	0.006		0.024		0.030	0.023	0.012	0.003
Less dividends from net investment income.	(0.006)		(0.024	)(1)	(0.030)	(0.023)	(0.012)	(0.003)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.65%(4)		2.44%		3.02%	2.37%	1.17%	0.35%
Ratios to Average Net Assets:
Total expenses (before expense offset)	0.51%(2	)(5)	0.50%(2)		0.55%	0.59%(3)	0.62%(3)	0.61%
Net investment income	1.28%(2	)(5)	2.26%(2)		2.99%	2.42%(3)	1.16%(3)	0.35%
Supplemental Data:
Net assets, end of period, in thousands	$2,667,875		$3,309,720		$1,785,497	$1,317,004	$704,291	$687,800

(1)	Includes capital gain distribution of less than $0.001.
(2)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds-Government Portfolio-Institutional Class during the period. The rebate had an effect of 0.01% for the period ended December 31, 2008 and an effect of less than 0.005% for the period ended June 30, 2008.
(3)	Does not reflect the effect of expense offset of 0.01%.
(4)	Not annualized.
(5)	Annualized.

See Notes to Financial Statements

Active Assets California Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Active Assets California Tax-Free Trust
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA

(c)  2009 Morgan Stanley

MORGAN STANLEY FUNDS

Active Assets
California
Tax-Free Trust

Semiannual Report
December 31, 2008

AACSAN
IU09-00608P-Y12/08

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Active Assets California Tax-Free Trust
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
February 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 19, 2009

3